Liquidity and Going Concern (Details) - USD ($)		1 Months Ended	6 Months Ended
	Oct. 08, 2025	Oct. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025
Liquidity and Going Concern [Line Items]
Net loss			$ (280,413)	$ (2,270,531)
Operating cash outflows			(36,785,159)	(1,195,753)
Net proceeds amount	$ 29,319,450		29,319,450	$ 4,774,895
Cash			1,500,000
Accounts receivables			2,400,000
Current liabilities			$ 1,707,490		$ 775,944
Non-U.S. Persons [Member]
Liquidity and Going Concern [Line Items]
Ordinary shares issued (in Shares)		9,000,000
Investors per share (in Dollars per share)		$ 3.26
Warrants to purchased aggregate shares (in Shares)		9,000,000
Gross proceeds amount		$ 29,300,000
Net proceeds amount		$ 29,300,000